Parnassus Value Select ETF

Portfolio of Investments as of September 30, 2026 (unaudited)

		$
Equities	Shares	Market Value ($)

Banks (7.4%)

Bank of America Corp.	17,279		940,496

JPMorgan Chase & Co.	3,296		1,090,416

			2,030,912

Beverages (3.8%)

Coca-Cola Co.	12,253		1,054,738

Capital Markets (5.8%)

S&P Global Inc.	1,541		607,878

The Charles Schwab Corp.	10,075		984,730

			1,592,608

Chemicals (3.2%)

Linde plc	1,861		883,324

Diversified Financial Services (3.9%)

Visa Inc., Class A	2,988		1,073,678

Diversified Telecommunication Services (4.2%)

Verizon Communications Inc.	25,048		1,148,952

Equity Real Estate Investment Trusts (3.4%)

CBRE Group Inc., Class Aq	7,174		921,644

Food & Staples Retailing (2.7%)

Sysco Corp.	9,384		731,577

Health Care Equipment & Supplies (2.2%)

Abbott Laboratories	6,187		611,461

Health Care Providers & Services (2.9%)

UnitedHealth Group Inc.	2,178		799,500

Independent Power & Renewable Electricity Producers (2.8%)

Brookfield Renewable Corp.	27,124		765,439

Interactive Media & Services (4.8%)

Alphabet Inc., Class A	3,837		1,320,235

Life Sciences Tools & Services (4.3%)

Thermo Fisher Scientific Inc.	1,736		1,171,887

Machinery (5.8%)

Cummins Inc.	1,540		795,518

Deere & Co.	1,181		793,100

			1,588,618

Multiline Retail (7.0%)

Amazon.com Inc.[q]	7,757	1,932,656

Multi-Utilities (2.0%)

CMS Energy Corp.	8,682	547,661

Pharmaceuticals (4.2%)

AstraZeneca plc	7,119	1,149,505

Road & Rail (3.8%)

Union Pacific Corp.	3,843	1,045,796

Semiconductors & Semiconductor Equipment (13.5%)

Applied Materials Inc.	1,771	905,654

Micron Technology Inc.	1,210	1,288,783

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,342	1,524,587

		3,719,024

Software (9.4%)

Microsoft Corp.	3,887	1,993,642

NICE Ltd., ADR[q]	5,204	579,049

		2,572,691

Specialty Retail (2.1%)

The Home Depot Inc.	2,002	569,549

Total investment in equities (99.2%)

(cost $24,406,867)		27,231,455

	$		$		$		$
Short-Term Securities	Interest Rate		Maturity Date		Principal Amount ($)		Market Value ($)

Time Deposits (0.8%)

Royal Bank of Canada, Toronto		3.23%		10/01/2026		219,419		219,419

Total short-term securities (0.8%)

(cost $219,419)								219,419

Total securities (100.0%)

(cost $24,626,286)								27,450,874

Other assets and liabilities (0.0%)								1,057

Total net assets (100.0%)								27,451,931

q	This security is non-income producing.

plc	Public Limited Company

ADR	American Depositary Receipt